Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS - OPERATING ACTIVITIES:
Net loss	$ (1,866)	$ (2,901)	$ (2,347)
Adjustments for:
Depreciation and amortization	170	209	248
Interest expenses	45	46	53
Interest income	(405)
Share of loss of a joint venture	19	21	10
Other finance income		(166)	(338)
Loss on abandonment of fixed assets		278
Changes in operating assets and liabilities
Increase in trade receivables	(202)
Increase in other receivables and prepaid expenses	(256)	(40)	(241)
(Decrease) increase in accounts payable and accruals	(106)	91	85
Net cash used in operating activities	(2,601)	(2,462)	(2,530)
CASH FLOWS – INVESTING ACTIVITIES:
Interest received on short term deposits	279
Proceeds from short term deposits	5,000
Investments in short term deposits	(4,000)	(5,000)
Investment in a joint venture	(50)	(298)	(117)
Purchase of property and equipment	(6)	(3)	(13)
Net cash provided by (used in) investing activities	1,223	(5,301)	(130)
CASH FLOWS - FINANCING ACTIVITIES:
Issuance of share capital, net of issuance cost (of $1,236)			7,964
Payment of long-term loan		(200)
Principal elements of lease payments	(75)	(117)	(96)
Interest elements of lease payments	(6)	(3)	(7)
Net cash (used in) provided by financing activities	(81)	(320)	7,861
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,459)	(8,083)	5,201
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	5,295	14,621	10,734
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	445	(1,243)	(1,314)
CASH AND CASH EQUIVALENTS - END OF YEAR	4,281	5,295	14,621
Non-cash Investing and financing activities
Transfer of equipment to a joint venture			159
Acquisition of right-of-use asset through lease liability (see Note 8)		$ 166